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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05991
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Deborah Carlson                Wellesley, Massachusetts   October 28, 2003
 -------------------------------    ------------------------   ----------------
         [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                 Amelia Peabody Foundation
    ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: $895
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          DEBORAH CARLSON
                 FORM 13F INFORMATION TABLE--9/30/2003


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Amer Int'l Group          Common         026874107     17         300    SH             Sole                    300

Beverly National          Common         088115100     54       2,100    SH             Sole                  2,100

BP PLC Spon ADR           Common         055622104     21         500    SH             Sole                    500

Cinergy Corp.             Common         172474108     55       1,500    SH             Sole                  1,500

CVS Corp.                 Common         126650100     22         700    SH             Sole                    700

Dow                       Common         260543103     33       1,000    SH             Sole                  1,000

Duke Energy               Common         264399585     13       1,000    SH             Sole                  1,000

Energy East Corp.         Common         29266M109     90       4,000    SH             Sole                  4,000

Energy East Capital      Preferred       29267G200     54       2,000    SH             Sole                  2,000

Great Plains              Common         391164100     91       3,000    SH             Sole                  3,000

IBM                       Common         459200101     26         300    SH             Sole                    300

Johnson & Johnson         Common         478160104     25         500    SH             Sole                    500

JP Morgan Chase           Common         46625H100     34       1,000    SH             Sole                  1,000

Microsoft                 Common         594918104     22         800    SH             Sole                    800

New Plan Excel            Common         648053106     58       2,500    SH             Sole                  2,500

Petroleo                  Common         71654V408     23       1,000    SH             Sole                  1,000

Proctor & Gamble          Common         742718109     28         300    SH             Sole                    300

Royal Dutch ADR           Common         780257804     35         800    SH             Sole                    800

Stanley Works             Common         854616109     30       1,000    SH             Sole                  1,000

Teco Energy               Common         872375100     41       3,000    SH             Sole                  3,000

Tenn Valley Ser. A       Preferred       880591409     53       2,000    SH             Sole                  2,000

Torch Offshore            Common         891019101     12       2,000    SH             Sole                  2,000

TransCanada               Common         89353D107     19       1,000    SH             Sole                  1,000

XL Capital Ltd            Common         G98255105     39         500    SH             Sole                    500


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